Average Annual Total Returns (Vanguard Explorer Fund Participant)	Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 2500 Growth Index Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.91%	7.05%
Five Years	16.59%	17.27%
Ten Years	8.22%	9.37%